Segment Reporting (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	₪ 9,321	[1]	₪ 9,789	₪ 10,084
Depreciation and amortization	2,387	[1]	2,117	2,161
Segment results - operating income	(635)	[1]	(20)	(21)
Total financing income (expense), net			69	123
Segment profit (loss) before income tax	(1,918)	[1]	1,088	930
Income tax	311		438	437
Segment results - net profit (loss)	(1,859)	[1]	741	488
Additional information:
Segment assets	19,375	[1]	20,639
Investment in equity-accounted investee			11
Segment liabilities	18,611	[1]	17,553
Cellular Communications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	2,401		2,500	2,587
Inter-segment revenues	42		46	43
Total revenue	2,443		2,546	2,630
Depreciation and amortization	655		383	380
Segment results - operating income	(2)		72	32
Finance income	56		54	52
Finance expenses	(22)		(3)	(6)
Total financing income (expense), net	34		51	46
Segment profit (loss) after finance expenses, net	32		123	78
Share in profit (loss) of equity-accounted investee
Segment profit (loss) before income tax	32		123	78
Income tax	8		28	17
Segment results - net profit (loss)	24		95	61
Additional information:
Segment assets	4,124		3,271	3,294
Goodwill
Investment in equity-accounted investee
Segment liabilities	1,425		536	569
Investments in property, plant and equipment and intangible assets	346		331	277
International Communications And Internet Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	1,338		1,466	1,478
Inter-segment revenues	53		71	70
Total revenue	1,391		1,537	1,548
Depreciation and amortization	194		135	137
Segment results - operating income	116		174	176
Finance income	1		4	5
Finance expenses	(16)		(12)	(15)
Total financing income (expense), net	(15)		(8)	(10)
Segment profit (loss) after finance expenses, net	101		166	166
Share in profit (loss) of equity-accounted investee	1			1
Segment profit (loss) before income tax	102		166	167
Income tax	25		39	42
Segment results - net profit (loss)	77		127	125
Additional information:
Segment assets	1,332		1,199	1,177
Goodwill	6		6	6
Investment in equity-accounted investee	6		5	5
Segment liabilities	567		410	380
Investments in property, plant and equipment and intangible assets	137		169	126
Multi-Channel Television [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	1,473		1,650	1,745
Inter-segment revenues
Total revenue	1,473		1,650	1,745
Depreciation and amortization	323		285	296
Segment results - operating income	(56)		163	264
Finance income	27		10	13
Finance expenses	(16)		(81)	(539)
Total financing income (expense), net	11		(71)	(526)
Segment profit (loss) after finance expenses, net	(45)		92	(262)
Share in profit (loss) of equity-accounted investee
Segment profit (loss) before income tax	(45)		92	(262)
Income tax	3		336	(330)
Segment results - net profit (loss)	(48)		(244)	68
Additional information:
Segment assets	1,606		1,502	2,026
Goodwill
Investment in equity-accounted investee
Segment liabilities	687		1,154	1,434
Investments in property, plant and equipment and intangible assets	318		237	227
Operating Segments Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	226		220	198
Inter-segment revenues	15		17	20
Total revenue	241		237	218
Depreciation and amortization	21		20	16
Segment results - operating income	(36)		(20)	(34)
Finance income			5	4
Finance expenses				(2)
Total financing income (expense), net			5	2
Segment profit (loss) after finance expenses, net	(36)		(15)	(32)
Share in profit (loss) of equity-accounted investee	(4)		(4)	(5)
Segment profit (loss) before income tax	(40)		(19)	(37)
Income tax
Segment results - net profit (loss)	(40)		(19)	(37)
Additional information:
Segment assets	157		174	193
Goodwill			10	10
Investment in equity-accounted investee	3		(6)	1
Segment liabilities	84		64	104
Investments in property, plant and equipment and intangible assets	13		19	13
Operating Segments Adjustments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities		[2]
Inter-segment revenues	(423)	[2]	(425)	(440)
Total revenue	(423)	[2]	(425)	(440)
Depreciation and amortization	345	[2]	566	615
Segment results - operating income	(2,630)	[2]	(750)	(648)
Finance income	(27)	[2]		19
Finance expenses	(64)	[2]	(51)	(17)
Total financing income (expense), net	(91)	[2]	(91)	2
Segment profit (loss) after finance expenses, net	(2,721)	[2]	(841)	(646)
Share in profit (loss) of equity-accounted investee		[2]	(1)	(1)
Segment profit (loss) before income tax	(2,721)	[2]	(822)	(647)
Income tax	(282)	[2]	(452)	314
Segment results - net profit (loss)	(2,439)	[2]	(390)	(961)
Additional information:
Segment assets	971	[2]	2,460	3,260
Goodwill	2,274	[2]	2,921	3,050
Investment in equity-accounted investee		[2]	11	12
Segment liabilities	1,564	[2]	1,488	2,369
Investments in property, plant and equipment and intangible assets		[2]
Operating Segments Consolidated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	9,321		9,789	10,071
Inter-segment revenues				13
Total revenue	9,321		9,789	10,084
Depreciation and amortization	2,388		2,117	2,161
Segment results - operating income	(1,384)		1,610	1,866
Finance income	89		69	123
Finance expenses	(620)		(586)	(1,054)
Total financing income (expense), net	(531)		(517)	(931)
Segment profit (loss) after finance expenses, net	(1,915)		1,093	935
Share in profit (loss) of equity-accounted investee	(3)		(5)	(5)
Segment profit (loss) before income tax	(1,918)		1,088	930
Income tax	(59)		347	442
Segment results - net profit (loss)	(1,859)		741	488
Additional information:
Segment assets	17,086		17,692	17,061
Goodwill	2,280		2,937	3,066
Investment in equity-accounted investee	9		10	18
Segment liabilities	18,611		17,553	16,844
Investments in property, plant and equipment and intangible assets	1,716		1,607	1,471
Domestic Fixed Line Communications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external entities	3,883		3,953	4,063
Inter-segment revenues	313		291	320
Total revenue	4,196		4,244	4,383
Depreciation and amortization	850		728	717
Segment results - operating income	1,224		1,971	2,076
Finance income	32		36	30
Finance expenses	(502)		(439)	(475)
Total financing income (expense), net	(470)		(403)	(445)
Segment profit (loss) after finance expenses, net	754		1,568	1,631
Share in profit (loss) of equity-accounted investee
Segment profit (loss) before income tax	754		1,568	1,631
Income tax	187		396	399
Segment results - net profit (loss)	567		1,172	1,232
Additional information:
Segment assets	8,896		9,086	7,111
Goodwill
Investment in equity-accounted investee
Segment liabilities	14,284		13,901	11,988
Investments in property, plant and equipment and intangible assets	₪ 902		₪ 851	₪ 828

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.
[2]	The results of the multi-channel television segment, the cellular communications segment and the International communications and internet services segments are presented net of the impairment losses set out in Note 9. These impairment losses are presented as part of the adjustments.